Investments in Associates and Joint Ventures (Details) - Schedule of Inverstments in Associates and Joint Ventures - PEN (S/) S/ in Thousands		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Inverstments in Associates and Joint Ventures [Line Items]
Total		S/ 12,747	S/ 14,916	S/ 31,173
Equity Interest [Member]
Schedule of Inverstments in Associates and Joint Ventures [Line Items]
Total		3,011	1,907	(861)
Associates [member]
Schedule of Inverstments in Associates and Joint Ventures [Line Items]
Total	[1]	2,103	2,753	22,047
Associates [member] | Equity Interest [Member]
Schedule of Inverstments in Associates and Joint Ventures [Line Items]
Total		73	(1,144)	(3,693)
Joint Ventures [Member]
Schedule of Inverstments in Associates and Joint Ventures [Line Items]
Total	[2]	10,644	12,163	9,126
Joint Ventures [Member] | Equity Interest [Member]
Schedule of Inverstments in Associates and Joint Ventures [Line Items]
Total		S/ 2,938	S/ 3,051	S/ 2,832

[1]	The following table lists the Corporation’s associates as of December 31, 2022 and 2023. The associates shown below have common stock capital that is held directly by the Corporation. None of the associates are publicly traded; therefore, there is no quoted market price available for their shares.
[2]	The Corporation’s joint ventures as of December 31 are as follows: